Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				3 Months Ended		1 Months Ended
	Jan. 31, 2014	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Feb. 20, 2013 Holdco notes	May 03, 2014 Subsequent Event Holdco notes	Apr. 04, 2014 Subsequent Event Holdco notes	Mar. 13, 2014 Subsequent Event Amended Agreement	Mar. 13, 2014 Subsequent Event Amended Agreement After adoption of Amended Agreement "Effective Date"	Mar. 13, 2014 Subsequent Event Amended Agreement After six months from the Effective Date	Mar. 13, 2014 Subsequent Event Amended Agreement After nine months from the Effective Date
Subsequent Event [Line Items]
Aggregate principal amount of senior notes					$ 350,000,000		$ 58,000,000
Loss on extinguishment of long-term debt	(800,000)	(16,094,000)	(2,222,000)	(37,764,000)		(3,700,000)
Deferred financing cost			300,000			1,600,000
Redemption premiums						1,200,000
Write-off the unamortized original issue discount						$ 900,000
Percentage of issuance of common stock									25.00%	50.00%	75.00%
Common stock issuance anniversary period								1 year
Percentage of common stock sold								0.67%